RBC Enterprise Fund

RBC FUNDS TRUST

RBC Enterprise Fund

Supplement dated March 30, 2017 to the Prospectus for the RBC Equity Funds dated January 27, 2017 (as supplemented February 2, 2017)

This Supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC Enterprise Fund

Effective on March 30, 2017 (the “Effective Date”), the benchmark index for the RBC Enterprise Fund will change from the Russell 2000® Index to the Russell Microcap Index. The benchmark index is being changed because the Russell Microcap Index more accurately reflects the characteristics of the Fund. No changes to the Fund’s investment policies or investment strategy are contemplated in connection with the benchmark change.

The table under the heading titled “Performance Table” on page 15 of the Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for the periods ended December 31, 2016)
	Past Year	Past 5 Years	Past 10 Years	Since Inception
Class I Before Taxes	26.49%	13.29%	5.33%	10.66%
Class I After Taxes on Distributions	26.16%	12.10%	4.31%	8.64%
Class I After Taxes on Distributions and Sale of Shares	15.27%	10.54%	4.13%	8.37%
Class A Before Taxes	18.95%	11.68%	4.45%	10.19%
Russell Microcap Index (reflects no deduction for fees, expenses or taxes)	20.37%	15.59%	5.47%	N/A [1]
Russell 2000® Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 1983)	21.31%	14.46%	7.07%	9.45%

[1]	The since inception return is not provided because the inception date of the Russell Microcap Index was June 1, 2005.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Average Annual Total Returns - RBC Enterprise Fund	Past Year	Past 5 Years	Past 10 Years	Since Inception		Inception Date
Class I	26.49%	13.29%	5.33%	10.66%
Class I | After Taxes on Distributions	26.16%	12.10%	4.31%	8.64%
Class I | After Taxes on Distributions and Sale of Shares	15.27%	10.54%	4.13%	8.37%
Class A	18.95%	11.68%	4.45%	10.19%
Russell Microcap Index	20.37%	15.59%	5.47%		[1]
Russell 2000® Index	21.31%	14.46%	7.07%	9.45%		Nov. 30, 1983
[1]	The since inception return is not provided because the inception date of the Russell Microcap Index was June 1, 2005.